RECLAMATION BONDS	12 Months Ended
Dec. 31, 2018
Statements Line Items
RECLAMATION BONDS [Text Block]

11. RECLAMATION BONDS

Reclamation bonds are held as security towards future exploration work and the related future potential cost of reclamation of the Company’s land and unproven mineral interests. Once reclamation of the properties is complete, the bonds will be returned to the Company.

	December 31, 2018	December 31, 2017
Sweden - various properties	$12,493	$12,625
Turkey - various properties	6,123	5,669
U.S.A - various properties	424,983	497,454
Total	$443,599	$515,748